UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-24117)

Corgi ETF Trust I
(Exact name of registrant as specified in charter)

425 Bush St, Suite 500

San Francisco, California 94104
(Address of principal executive offices) (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901
(Name and address of agent for service)

(855) 552-6744

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Founder-Led ETF
FDRS (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Founder-Led ETF for the period of December 29, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.founderledfunds.com/etfs/fdrs. You can also request this information by contacting us at (855) 552-6744.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Founder-Led ETF	$0	0.49%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ended December 31, 2025, U.S. equity markets were influenced by changes in inflation expectations and the outlook for monetary policy, movements in longer-term interest rates, and evolving expectations for corporate earnings. Market leadership was concentrated in certain large-cap companies at times during the period, and performance across sectors and investment styles was uneven.
WHAT FACTORS INFLUENCED PERFORMANCE
Because the Index is weighted by free-float-adjusted market value (subject to a 10% issuer cap), the Fund’s results during the period were primarily affected by the relative performance of its larger-weighted constituents and by changes in the Index’s sector and industry exposures that arise from the Index methodology. In addition, because the Index targets founder-led issuers, performance was influenced by market movements in founder-led companies, including sensitivity to changes in discount rates and earnings expectations.
POSITIONING
The Fund commenced operations on December 29, 2025, and began trading on Nasdaq Stock Market LLC  on December 30, 2025. Performance shown covers the period from inception through December 31, 2025, and reflects a limited operating history.
PERFORMANCE
The Fund is an exchange-traded fund that uses a passive (indexing) approach to track, before fees and expenses, the performance of the Founder-Led Index (the “Index”). The Index tracks the performance of the top 50 founder-led publicly traded U.S. companies—generally companies where at least one original founder currently serves in a C-suite or similar key executive role—and selects constituents using free-float-adjusted market capitalization and liquidity criteria.

Top Contributors
↑	META, HUBS, NU

Top Detractors
↓	TSLA, BLK, APP
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Founder-Led ETF	PAGE 1	TSR-AR-218946101

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2025)
Founder-Led ETF NAV	-1.34
S&P 500 TR	-0.86
Visit https://www.founderledfunds.com/etfs/fdrs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$10,011,753
Number of Holdings	54
Net Advisory Fee	$3
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(%)
Information	34.7%
Manufacturing	28.3%
Finance and Insurance	14.2%
Professional, Scientific, and Technical Services	11.8%
Retail Trade	5.9%
Administrative and Support and Waste Management and Remediation Services	2.8%
Real Estate and Rental and Leasing	2.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
NVIDIA Corp.	10.2%
Meta Platforms, Inc.	10.2%
Tesla, Inc.	9.7%
Palantir Technologies, Inc.	6.5%
Oracle Corp.	5.6%
Salesforce, Inc.	4.5%
Shopify, Inc.	3.5%
Blackrock, Inc.	3.2%
AppLovin Corp.	3.1%
Capital One Financial Corp.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.founderledfunds.com/etfs/fdrs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Corgi Funds documents not be householded, please contact Corgi Funds  at (855) 552-6744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Corgi Funds  or your financial intermediary.
Founder-Led ETF	PAGE 2	TSR-AR-218946101

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to other services rendered by the Registrant’s principal accountant to the Registrant other than those reported under the “audit services”, “audit-related services”, and “tax services”. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$5,250	None
(b) Audit-Related Fees	None	None
(c) Tax Fees	$2,500	None
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) N/A

(g) N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Conor Murray, Jenny Xiao, and Bryant Lee.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Corgi ETF Trust I
Founder-Led ETF  | FDRS | NASDAQ Stock Market, LLC
Annual Financial Statements and Additional Information
December 31, 2025

FOUNDER-LED ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.7%
Activities Related to Credit Intermediation - 0.8%
Coinbase Global, Inc. - Class A(a)	367	$82,993
Advertising, Public Relations, and Related Services - 3.1%
AppLovin Corp. - Class A(a)	454	305,914
Trade Desk, Inc. - Class A(a)	2	76
		305,990
Aerospace Product and Parts Manufacturing - 0.5%
Rocket Lab Corp.(a)	722	50,367
Automobile Dealers - 1.7%
Carvana Co.(a)	404	170,496
Business Support Services - 2.0%
MSCI, Inc.	5	2,869
NU Holdings Ltd. - Class A(a)	6,527	109,262
ROBLOX Corp. - Class A(a)	1,127	91,321
		203,452
Computer and Peripheral Equipment Manufacturing - 4.4%
Arista Networks, Inc.(a)	1,818	238,212
Dell Technologies, Inc. - Class C	564	70,996
Fortinet, Inc.(a)	1,166	92,592
Pure Storage, Inc. - Class A(a)	563	37,727
Super Micro Computer, Inc.(a)	2	59
		439,586
Computer Systems Design and Related Services - 8.7%
Atlassian Corp. - Class A(a)	322	52,209
Oracle Corp.	2,883	561,926
Snowflake, Inc.(a)	612	134,248
VeriSign, Inc.	162	39,358
Zoom Communications, Inc.(a)	483	41,678
Zscaler, Inc.(a)	200	44,984
		874,403
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 4.6%
Airbnb, Inc. - Class A(a)	768	104,233
Shopify, Inc. - Class A(a)	2,185	351,719
		455,952
Depository Credit Intermediation - 2.7%
Capital One Financial Corp.	1,136	275,321
Electronics and Appliance Retailers - 0.3%
CoreWeave, Inc. - Class A(a)	402	28,787

	Shares	Value
Iron and Steel Mills and Ferroalloy Manufacturing - 0.4%
Steel Dynamics, Inc.	240	$40,668
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 1.7%
Spotify Technology SA(a)	292	169,567
Motor Vehicle Manufacturing - 9.7%
Tesla, Inc.(a)	2,153	968,247
Newspaper, Periodical, Book, and Directory Publishers - 0.6%
Reddit, Inc. - Class A(a)	242	55,629
Other Fabricated Metal Product Manufacturing - 0.7%
Axon Enterprise, Inc.(a)	124	70,423
Other Financial Investment Activities - 7.5%
Apollo Global Management, Inc.	846	122,467
Ares Management Corp. - Class A	562	90,836
Blackrock, Inc.	300	321,102
Blackstone, Inc.	1,374	211,788
		746,193
Other Miscellaneous Retailers - 2.1%
Coupang, Inc.(a)	2,443	57,630
DoorDash, Inc. - Class A(a)	689	156,045
		213,675
Pharmaceutical and Medicine Manufacturing - 1.3%
Regeneron Pharmaceuticals, Inc.	169	130,446
Retail & Wholesale - Discretionary - 1.8%
MercadoLibre, Inc.(a)	91	183,298
Securities and Commodity Contracts Intermediation and Brokerage - 1.5%
Robinhood Markets, Inc. - Class A(a)	1,332	150,649
Securities and Commodity Exchanges - 1.7%
Intercontinental Exchange, Inc.	1,050	170,058
Semiconductor and Other Electronic Component Manufacturing - 11.3%
Credo Technology Group Holding Ltd.(a)	240	34,534
Monolithic Power Systems, Inc.	86	77,947
NVIDIA Corp.	5,460	1,018,290
		1,130,771

The accompanying notes are an integral part of these financial statements.

1

FOUNDER-LED ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software Publishers - 17.1%
Block, Inc.(a)	964	$62,747
Cloudflare, Inc. - Class A(a)	568	111,981
Crowdstrike Holdings, Inc. - Class A(a)	455	213,286
Datadog, Inc. - Class A(a)	568	77,242
HubSpot, Inc.(a)	2	803
Palantir Technologies, Inc. - Class A(a)	3,683	654,653
Salesforce, Inc.	1,709	452,731
Strategy, Inc.(a)	485	73,696
Veeva Systems, Inc. - Class A(a)	285	63,621
		1,710,760
Waste Treatment and Disposal - 0.8%
Waste Connections, Inc.	480	84,173
Web Search Portals, Libraries, Archives, and Other Information Services - 10.7%
CoStar Group, Inc.(a)	763	51,304
Meta Platforms, Inc. - Class A	1,540	1,016,539
		1,067,843
TOTAL COMMON STOCKS (Cost $9,885,415)		9,779,747
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.1%
Lessors of Real Estate - 2.1%
Prologis, Inc.	1,696	216,511
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $218,800)		216,511
TOTAL INVESTMENTS - 99.8% (Cost $10,104,215)		$9,996,258
Other Assets in Excess of Liabilities - 0.2%		15,495
TOTAL NET ASSETS - 100.0%		$10,011,753

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

FOUNDER-LED ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS:
Investments, at value	$9,996,258
Cash	70,205
Receivable for investments sold	45,038
Dividends receivable	255
Total assets	10,111,756
LIABILITIES:
Payable to Adviser	100,003
Total liabilities	100,003
NET ASSETS	$10,011,753
Net Assets Consists of:
Paid-in capital	$10,120,740
Total accumulated losses	(108,987)
Total net assets	$10,011,753
Net assets	$10,011,753
Shares issued and outstanding(a)	410,000
Net asset value per share	$24.42
Cost:
Investments, at cost	$10,104,215

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

FOUNDER-LED ETF(a)
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025

INVESTMENT INCOME:
Dividend income	$255
Total investment income	255
EXPENSES:
Investment advisory fee	3
Total expenses	3
Net investment income	252
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,282)
Net realized gain (loss)	(1,282)
Net change in unrealized appreciation (depreciation) on:
Investments	(107,957)
Net change in unrealized appreciation (depreciation)	(107,957)
Net realized and unrealized gain (loss)	(109,239)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (108,987)

(a)	Inception date of the Fund was December 29, 2025.
The accompanying notes are an integral part of these financial statements.

4

FOUNDER-LED ETF
Statements of Changes in Net Assets

Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$252
Net realized gain (loss)	(1,282)
Net change in unrealized appreciation (depreciation)	(107,957)
Net increase (decrease) in net assets from operations	(108,987)
CAPITAL TRANSACTIONS:
Shares sold	10,120,740
Net increase (decrease) in net assets from capital transactions	10,120,740
Net increase (decrease) in net assets	10,011,753
NET ASSETS:
Beginning of the period	—
End of the period	$10,011,753
SHARES TRANSACTIONS
Shares sold	410,000
Total increase (decrease) in shares outstanding	410,000

(a)	Inception date of the Fund was December 29, 2025.
The accompanying notes are an integral part of these financial statements.

5

FOUNDER-LED ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.75
INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments(c)	(0.36)
Total from investment operations	(0.33)
Net asset value, end of period	$24.42
Total return(d)	−1.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,012
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	37.27%
Portfolio turnover rate(d)(f)	31%

(a)	Inception date of the Fund was December 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

FOUNDER-LED ETF
Notes to the Financial Statements
December 31, 2025
Note 1 – Organization
The Corgi ETF Trust I is an open-end management investment company with multiple series, including the Founder-Led ETF (each, a “Fund”). The Trust is a Delaware statutory trust formed on: July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the “1940 Act”), as an open-end management investment company, and the offering of shares of beneficial interest (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).The Trust is governed by its Board of Trustees (the “Board”). The Founder-Led ETF is presented herein. The Fund seeks to track the performance, before fees and expenses, of the Founder-Led Index (the “Index”).
Corgi Strategies, LLC (the “Adviser”) will serve as investment adviser to the Fund.
Tuttle Capital Management, LLC (the “Trading Sub-adviser”) will serve as trading sub-adviser to the Fund.
Note 2 – Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.
Securities Valuation: The NAV of the Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund’s primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, “SIFMA”), valuations for those holdings may reflect the earlier close on such day.
In valuing portfolio investments, the Fund generally uses market-based valuations. Prices may be obtained from one or more pricingservices, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars areconverted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.
When market quotations are not “readily available” or are deemed unreliable, the Fund will determine a fair value in accordance withRule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices andmay cause the Fund’s NAV to differ from the value of an index at a point in time.
Derivatives used to obtain leveraged exposure (for example, swaps, futures, and options) are valued pursuant to the Fund’s valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund’s relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund’s Rule 2a-5 procedures.
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical securities

7

FOUNDER-LED ETF
Notes to the Financial Statements
December 31, 2025(Continued)
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2025:
Founder-Led ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$9,779,747	$—	$—	$9,779,747
Real Estate Investment Trusts	216,511	—	—	216,511
Total Investments	$9,996,258	$—	$—	$9,996,258

Refer to the Schedule of Investments for further disaggregation of investment categories.
Investment Transactions and Related Income: Changes in holdings of portfolio investments are reflected in the calculation of the Fund’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
Dividends and Distributions: Dividends from net investment income and net realized capital gains to shareholders, if any, are declared and paid at least annually for the Fund.
The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.
Uninvested Cash: The Fund may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Fund maintains these balances with a high-quality financial institution. The Fund may incur charges on cash overdrafts.

8

FOUNDER-LED ETF
Notes to the Financial Statements
December 31, 2025(Continued)
Federal Income Taxes: The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of the fiscal period ended December 31, 2025. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Fund are required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. During the period ended December 31, 2025, the Fund did not incur any interest or penalties.
NOTE 3 – SEGMENT REPORTING
In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregate basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.
The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.
Note 4 – Related Party Transaction
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Tuttle Capital Management, LLC (the “Trading Sub-adviser”) acts as the trading sub-adviser to the of the Fund pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreement”).
Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Adviser provides investment advisory services to the Fund, including providing oversight of the Trading Sub-adviser, as well as daily monitoring of the purchase and sale of securities by the Trading Sub-adviser for the Fund and regular review of the Trading Sub-adviser’s performance.
The Advisory Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Fund. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Fund. The Adviser performs compliance monitoring services to help the Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services carried out by the Trading Sub-adviser.

9

FOUNDER-LED ETF
Notes to the Financial Statements
December 31, 2025(Continued)
Pursuant to the Investment Advisory Agreement, the Founder-Led ETF paid the Adviser a monthly unitary management fee at an annual rate of 0.49%, based on the Fund’s average daily net assets.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and the management fee payable to the Adviser under the Investment Advisory Agreement.
Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Trading Sub-adviser out of the management fees it receives from the Fund.
For the period ended December 31, 2025, the table below represents the amount the Fund incurred in management fees:

Management Fees
Founder-Led ETF	$3

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly- owned subsidiary of U.S. Bancorp, serves as the Fund’s sub-administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s ad accrual and coordinates the preparation and payment of the advisor fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the period ended December 31, 2025, there were no fees incurred by the Fund from the service providers described above as the Adviser bore all such costs.
Paralel Distributors LLC (the “Distributor”) serves as the principal underwriter for shares of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares and serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor.
The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Note 5 – Purchases and Sales of Securities
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended December 31, 2025, were as follows:

	Purchases	Sales
Founder-Led ETF	$3,517,211	$3,058,039

The costs of purchases and sales of in-kind transactions, during the period ended December 31, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
Founder-Led ETF	$9,646,325	$ —

10

FOUNDER-LED ETF
Notes to the Financial Statements
December 31, 2025(Continued)
Note 6 – Federal Income Tax Information
The Founder-Led ETF did not distribute during the period ended December 31, 2025.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period ended December 31, 2025, the Fund did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Founder-Led ETF	$(349)	$ —	$(349)

As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

Founder-Led ETF
Federal income tax cost of investments	$10,105,148
Aggregate gross unrealized appreciation	1,265
Aggregate gross unrealized (depreciation)	(110,155)
Net unrealized appreciation (depreciation)	(108,890)
Undistributed Ordinary Income	252
Undistributed Long Term Capital Gains	—
Distributable Earnings	252
Accumulated capital and other gain/(loss)	(349)
Total distributable earnings (accumulated loss)	$(108,987)

Note 7 – Share Transactions
The Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Founder-Led ETF is $300, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Fund of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Fund for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
Shares of the Founder-Led ETF are listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Fund’s Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
For the period ended December 31, 2025, no variable rate transaction fees have been assessed for the Fund.

11

FOUNDER-LED ETF
Notes to the Financial Statements
December 31, 2025(Continued)
Note 8 – Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Corgi Strategies, LLC, the adviser to the Founder-Led ETF, has no voting power of the shares outstanding of the Fund. Additionally, as of the date of these financial statements, Tuttle Capital Management, LLC, the trading sub-adviser to the Founder-Led ETF, has no voting power of the shares outstanding of the Fund.
Note 9 – Principal Risks
All ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.
Note 10 – Guarantees and Indemnification
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
Note 11 – Accounting Pronouncements and/or Regulatory Updates
The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the period were determined to not be significant.
Note 12 – Subsequent Events
In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to December 31, 2025, that materially impacted the amounts or disclosures in the Fund’s financial statements.

12

FOUNDER-LED ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Corgi ETF Trust I
and the Shareholders of Founder-Led ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Founder-Led ETF (the “Fund”), a series of Corgi ETF Trust I, including the schedule of investments, as of December 31, 2025, the related statement of operations, the statement of changes in net assets and financial highlights for the period December 29, 2025 (commencement of operations) to December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2025.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 25, 2026

13

FOUNDER-LED ETF
Other Non-Audited Information
December 31, 2025 (Unaudited)
Tax Information
For the period ended December 31, 2025, certain dividends paid by the Fund may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Founder-Led ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2025 were as follows:

Founder-Led ETF	0.00%

For the period ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund were as follows:

Founder-Led ETF	0.00%

Frequency Distribution of Premiums and Discounts
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund are available on the Fund’s website at www.founderledfunds.com.
Disclosure of Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.founderledfunds.com.
Proxy Voting Policies and Procedures
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (855) 552-6744, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.founderledfunds.com. Information on how the Fund’s voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 are available without charge, upon request, by calling (855) 552-6744 or by accessing the website of the SEC.
TRUSTEES AND OFFICERS
Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (855) 552-6744, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.founderledfunds.com.

14

FOUNDER-LED ETF
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

15

FOUNDER-LED ETF
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant.

16

FOUNDER-LED ETF
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: For the period ended December 31, 2025, the Fund paid $0 in aggregate remuneration to: (1) all Trustees for regular compensation; (2) each Trustee for special compensation; (3) all officers; and (4) each person of whom any officer or Trustee is an affiliated person. Trustees may be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings, and the Trust has no pension or retirement plan.
Beginning in 2026, the Trust expects to compensate its Independent Trustees for service on the Board. As disclosed in the Trust’s most recent post-effective amendment materials, estimated total compensation from the Trust’s fund complex paid to each Independent Trustee for the fiscal year ending December 31, 2026 is $30,000 (excluding expense reimbursements), and Interested Trustees are estimated to receive $0.

17

FOUNDER-LED ETF
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: At a meeting held on August 22, 2025, the Board of Trustees of Corgi ETF Trust I (the “Board”), including a majority of the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Corgi Strategies, LLC (the “Adviser”), including the Fund’s unitary advisory fee rate of 0.49%.
The following factors were considered when approving the Advisory Agreement:
- Nature, extent, and quality of services: The Board considered the scope of services to be provided by the Adviser, including portfolio management, oversight of trading/sub-advisory arrangements, compliance and risk management support, and oversight of key service providers.
- Unitary fee structure/expense arrangement: The Board noted that the Adviser is responsible for paying substantially all ordinary operating expenses of the Fund (excluding certain identified expenses). The Board evaluated this structure as beneficial to shareholders for its fee transparency and centralized expense responsibility.
- Advisory fee reasonableness and comparative considerations: The Board reviewed the fee in light of the services provided and the Fund’s ETF structure. As the Fund was newly organized, the review focused on the Adviser’s resources and ability to implement the Fund’s strategy.
- Profitability and fall-out benefits: The Board considered the costs expected to be incurred by the Adviser and the potential benefits to the Adviser and its affiliates from their relationship with the Fund.
- Economies of scale: The Board considered potential economies of scale as the Fund grows. Given the Fund’s new status, the Board determined it would monitor asset growth and expense relationships over time.

18

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corgi ETF Trust I

By:	/s/ Emily Z. Yuan
Emily Z. Yuan, Principal Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Emily Z. Yuan
Emily Z. Yuan, Principal Executive Officer

Date:	March 6, 2026

By:	/s/ Nicolas S. Laqua
Nicolas S. Laqua, Principal Financial Officer

Date:	March 6, 2026